PENSION PLAN - Movement in Plan (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Registered Plans
Disclosure of net defined benefit liability (asset) [line items]
Current service costs	$ 15	$ 14
Return on plan assets	8	7
Interest expense (income)	8	8
Registered Plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	212	192
Benefits paid by the plan	12	12
Current service costs	15	14
Interest expense (income)	8	7
Transfer from Younger	0	16
Actuarial losses (gains) in other comprehensive income	27	(5)
Net defined benefit liability (asset), ending balance	250	212
Registered Plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	(193)	(182)
Contributions paid into the plan	20	19
Benefits paid by the plan	(12)	(12)
Return on plan assets	22	(13)
Interest expense (income)	8	7
Transfer from Younger	0	(10)
Net defined benefit liability (asset), ending balance	(231)	(193)
Supplemental Plan | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	12	11
Benefits paid by the plan	0	0
Current service costs	1	1
Interest expense (income)	0	0
Transfer from Younger	0	0
Actuarial losses (gains) in other comprehensive income	3	0
Net defined benefit liability (asset), ending balance	$ 16	$ 12